Fixed assets - Other intangible assets - Net book value - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,339	€ 14,602	€ 14,327	€ 11,811
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,233	6,440	5,842
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133	3,133	3,133
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	88	102	137
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	555	703	729
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,946	3,781	3,815
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	384	€ 443	€ 671
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	33,384
Gross carrying amount [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10,557
Gross carrying amount [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133
Gross carrying amount [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,093
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	4,990
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	11,868
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,743
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(17,747)
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(4,168)
Accumulated depreciation and amortisation [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(94)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(4,425)
Accumulated depreciation and amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(7,890)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,170)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,298)
Accumulated impairment [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(156)
Accumulated impairment [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(911)
Accumulated impairment [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(10)
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(32)
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (189)